Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Frost Family of Funds
Entity Central Index Key	0001762332
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000210577
Shareholder Report [Line Items]
Fund Name	Frost Growth Equity Fund
Class Name	Institutional Class Shares
Trading Symbol	FICEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the Frost Growth Equity Fund (the "Fund") for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.
Additional Information Phone Number	1-877-71-FROST
Additional Information Website	https://frostinv.com/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Growth Equity Fund, Institutional Class Shares	$73	0.66%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For fiscal year 2025, the Frost Growth Equity Fund Institutional Class was up 20.89%. The Fund underperformed its benchmark, the Russell 1000 Growth Benchmark Index (USD), by 296 basis points, and its large growth peer group by 63 basis points. Relative to our actively managed large growth peer group, the Fund ranked in the second quartile over the period.

Sector allocation drove the shortfall, with an overweight in health care and underweight in information technology driving about a percentage point of underperformance compared with the benchmark.

In communication services, Spotify Technology was up 82% due to solid user growth, cost management, increased pricing and market share gains. New markets include podcasts and audiobooks. Meta Platforms (META) was a positive contributor at up 63%. Despite having launched over 20 years ago, Facebook, Instagram and Meta social media platforms’ user base continues to grow. META is a must-use platform for anyone placing digital ads. In addition, the company’s investments in artificial intelligence continue to yield benefits for ad targeting and returns.

In the consumer discretionary, an underweight in Tesla as well as an overweight position in Chipotle Mexican Grill were the notable detractors, reversing the prior fiscal year. While we admire Tesla’s leading position, vehicle sales look to drop for the first time this year. While Tesla remains the leader in electric vehicles and humanoid robots and robotaxis hold promise, the stock is expensive. We maintain the position as an underweight in the Fund. Chipotle store sales hit a soft patch in the first half, and new CEO Scott Boatwright has yet to stamp his mark on the chain’s growth. Chipotle remains the category leader and is still capable of strong growth.

Health care is experiencing one of the worst sector performances of all time and relative valuation is at a 30-year low. The Trump administration is looking to upend existing policies and structures and investors are hesitant to commit new capital. Thus, our overweight weighed on performance. In particular, UnitedHealthcare Group (UNH) was down 56% due to higher-than-expected medical costs and a government investigation into Medicare billing practices. We trimmed UNH during the fiscal year and then exited afterwards. Life science tools also struggled with fewer funds flowing into biopharma development, which hurt Danaher (DHR, down 29%).

Consumer staples and industrials were two bright spots during the year. Stock selection in each sector contributed about 30 basis points to performance. Consumer staples benefitted mostly by what we did not own as the benchmark sector was down 8.3% and as well as our ownership of Monster Beverage (MNST, up 14.3%). Industrials benefitted from GE Aerospace (up 60%) and Trane Technologies (up 23%). The Fund refreshed its industrials investments to reflect companies geared to higher economic growth areas, including electrification, AI/data center build outs and commercial aerospace.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Frost Growth Equity Fund, Institutional Class Shares - $4178778	Russell 1000 Index (USD) - $3511690	Russell 1000 Growth Benchmark Index (TR) (USD) - $4833882
Jul/15	$1000000	$1000000	$1000000
Jul/16	$982812	$1048353	$1043474
Jul/17	$1184656	$1215567	$1231839
Jul/18	$1481426	$1412355	$1513227
Jul/19	$1634676	$1525350	$1677009
Jul/20	$2090922	$1708918	$2177377
Jul/21	$2756461	$2357725	$2975991
Jul/22	$2343685	$2195752	$2621043
Jul/23	$2703277	$2480062	$3074724
Jul/24	$3456590	$3013325	$3902905
Jul/25	$4178778	$3511690	$4833882

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Frost Growth Equity Fund, Institutional Class Shares	20.89%	14.85%	15.37%
Russell 1000 Index (USD)	16.54%	15.49%	13.38%
Russell 1000 Growth Benchmark Index (TR) (USD)	23.85%	17.29%	17.07%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 242,225,197
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 1,179,353
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$242,225,197	57	$1,179,353	16%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Energy	0.3%
Materials	0.4%
Real Estate	0.7%
Consumer Staples	2.0%
Industrials	4.9%
Health Care	7.2%
Financials	7.7%
Consumer Discretionary	13.4%
Communication Services	14.9%
Information Technology	47.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Microsoft	12.7%
NVIDIA	12.5%
Apple	6.9%
Amazon.com	6.5%
Meta Platforms, Cl A	5.9%
Broadcom	4.0%
Visa, Cl A	3.2%
Eli Lilly	2.9%
Mastercard, Cl A	2.7%
Alphabet, Cl A	2.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-877-71-FROST
Updated Prospectus Web Address	https://frostinv.com/
C000210578
Shareholder Report [Line Items]
Fund Name	Frost Growth Equity Fund
Class Name	Investor Class Shares
Trading Symbol	FACEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investor Class Shares of the Frost Growth Equity Fund (the "Fund") for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.
Additional Information Phone Number	1-877-71-FROST
Additional Information Website	https://frostinv.com/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Growth Equity Fund, Investor Class Shares	$100	0.91%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For fiscal year 2025, the Frost Growth Equity Fund Investor Class was up 20.56%. The Fund underperformed its benchmark, the Russell 1000 Growth Benchmark Index (USD), by 329 basis points, and its large growth peer group by 96 basis points. Relative to our actively managed large growth peer group, the Fund ranked in the second quartile over the period.

Sector allocation drove the shortfall, with an overweight in health care and underweight in information technology driving about a percentage point of underperformance compared with the benchmark.

In communication services, Spotify Technology was up 82% due to solid user growth, cost management, increased pricing and market share gains. New markets include podcasts and audiobooks. Meta Platforms (META) was a positive contributor at up 63%. Despite having launched over 20 years ago, Facebook, Instagram and Meta social media platforms’ user base continues to grow. META is a must-use platform for anyone placing digital ads. In addition, the company’s investments in artificial intelligence continue to yield benefits for ad targeting and returns.

In the consumer discretionary, an underweight in Tesla as well as an overweight position in Chipotle Mexican Grill were the notable detractors, reversing the prior fiscal year. While we admire Tesla’s leading position, vehicle sales look to drop for the first time this year. While Tesla remains the leader in electric vehicles and humanoid robots and robotaxis hold promise, the stock is expensive. We maintain the position as an underweight in the Fund. Chipotle store sales hit a soft patch in the first half, and new CEO Scott Boatwright has yet to stamp his mark on the chain’s growth. Chipotle remains the category leader and is still capable of strong growth.

Health care is experiencing one of the worst sector performances of all time and relative valuation is at a 30-year low. The Trump administration is looking to upend existing policies and structures and investors are hesitant to commit new capital. Thus, our overweight weighed on performance. In particular, UnitedHealthcare Group (UNH) was down 56% due to higher-than-expected medical costs and a government investigation into Medicare billing practices. We trimmed UNH during the fiscal year and then exited afterwards. Life science tools also struggled with fewer funds flowing into biopharma development, which hurt Danaher (DHR, down 29%).

Consumer staples and industrials were two bright spots during the year. Stock selection in each sector contributed about 30 basis points to performance. Consumer staples benefitted mostly by what we did not own as the benchmark sector was down 8.3% and as well as our ownership of Monster Beverage (MNST, up 14.3%). Industrials benefitted from GE Aerospace (up 60%) and Trane Technologies (up 23%). The Fund refreshed its industrials investments to reflect companies geared to higher economic growth areas, including electrification, AI/data center build outs and commercial aerospace.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Frost Growth Equity Fund, Investor Class Shares - $40754	Russell 1000 Index (USD) - $35117	Russell 1000 Growth Benchmark Index (TR) (USD) - $48339
Jul/15	$10000	$10000	$10000
Jul/16	$9799	$10484	$10435
Jul/17	$11791	$12156	$12318
Jul/18	$14706	$14124	$15132
Jul/19	$16183	$15254	$16770
Jul/20	$20652	$17089	$21774
Jul/21	$27162	$23577	$29760
Jul/22	$23022	$21958	$26210
Jul/23	$26501	$24801	$30747
Jul/24	$33803	$30133	$39029
Jul/25	$40754	$35117	$48339

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Frost Growth Equity Fund, Investor Class Shares	20.56%	14.56%	15.08%
Russell 1000 Index (USD)	16.54%	15.49%	13.38%
Russell 1000 Growth Benchmark Index (TR) (USD)	23.85%	17.29%	17.07%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 242,225,197
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 1,179,353
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$242,225,197	57	$1,179,353	16%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Energy	0.3%
Materials	0.4%
Real Estate	0.7%
Consumer Staples	2.0%
Industrials	4.9%
Health Care	7.2%
Financials	7.7%
Consumer Discretionary	13.4%
Communication Services	14.9%
Information Technology	47.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Microsoft	12.7%
NVIDIA	12.5%
Apple	6.9%
Amazon.com	6.5%
Meta Platforms, Cl A	5.9%
Broadcom	4.0%
Visa, Cl A	3.2%
Eli Lilly	2.9%
Mastercard, Cl A	2.7%
Alphabet, Cl A	2.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-877-71-FROST
Updated Prospectus Web Address	https://frostinv.com/
C000210586
Shareholder Report [Line Items]
Fund Name	Frost Total Return Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	FIJEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the Frost Total Return Bond Fund (the "Fund") for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.
Additional Information Phone Number	1-877-71-FROST
Additional Information Website	https://frostinv.com/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Total Return Bond Fund, Institutional Class Shares	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

• The Bloomberg U.S. Aggregate Bond Index returned 3.38% over the year. The Frost Total Return Bond Fund (Institutional Class Shares) returned 3.24% for the same period after fees, underperforming the benchmark slightly. Before fees the Fund produced a gross return of 3.70%.

• Broadly, the Fund outperformed its benchmark thanks to two of the four primary strategies the portfolio team uses – credit risk and asset sector allocations.

• The Fund was overweight in credit sectors for the year. This represented approximately half of its outperformance before fees. Riskier sectors like the high-yield space, outperformed lower credit-risk sectors like U.S. Treasurys.

• The Fund saw the other half of its relative outperformance before fees due to sector allocations. The Fund was overweight in securitized sectors like asset-backed securities (ABS), commercial mortgage-backed securities (CMBS) and collateralized loan obligations (CLO). These sectors generally outperformed once adjusted for different interest rate profiles. The Fund was generally underweight in the U.S. government sectors, which broadly underperformed.

• The Fund maintained its effective duration, a measure of interest rate risk, between 5.2% and 5.7%, which represented a slight underweight to interest rate risk relative to the benchmark of 6.25%. This metric did not result in any meaningful attribution performance relative to the benchmark during the year.

• The Fund saw slight underperformance due to individual security selection across several sectors during the year.

• The Fund’s best sector aggregate returns before fees during the year were ABS at just over 7%, CMBS with a return of just over 6.5%, CLOs at 6.25% and RMBS at approximately 5.5%. The sector with the lowest aggregate total return before fees during the year was the U.S. Treasury sector with a return of just over 0.5%.

• The Fund’s average allocations during the year were 31% RMBS, 26% Treasurys, 18% corporates, 8% ABS, 5% CLOs and 5% CMBS.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Frost Total Return Bond Fund, Institutional Class Shares - $1404546	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $1179040
Jul/15	$1000000	$1000000
Jul/16	$1040169	$1059350
Jul/17	$1077896	$1053897
Jul/18	$1095191	$1045465
Jul/19	$1152012	$1129947
Jul/20	$1158896	$1244311
Jul/21	$1238289	$1235579
Jul/22	$1197382	$1122940
Jul/23	$1221900	$1085120
Jul/24	$1360444	$1140472
Jul/25	$1404546	$1179040

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Frost Total Return Bond Fund, Institutional Class Shares	3.24%	3.92%	3.46%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	3.38%	-1.07%	1.66%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 3,843,837,684
Holdings Count | Holding	363
Advisory Fees Paid, Amount	$ 12,774,656
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,843,837,684	363	$12,774,656	66%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Materials	0.0%
Consumer Staples	0.1%
Commercial Paper	0.4%
Communication Services	0.5%
Utilities	0.6%
Information Technology	0.6%
Municipal Bonds	1.2%
Common Stock	1.3%
Sovereign Debt	1.4%
Consumer Discretionary	1.6%
U.S. Government Agency Obligations	1.7%
Industrials	2.8%
Collateralized Loan Obligations	3.4%
Energy	3.7%
Financials	5.3%
Asset-Backed Securities	7.4%
U.S. Treasury Obligations	25.7%
Mortgage-Backed Securities	42.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bonds	4.625%	11/15/44	5.7%
U.S. Treasury Bonds	4.125%	08/15/44	4.7%
U.S. Treasury Notes	4.250%	05/15/35	3.2%
U.S. Treasury Notes	4.375%	01/31/32	2.6%
U.S. Treasury Bonds	4.750%	11/15/43	2.6%
U.S. Treasury Bonds	3.250%	05/15/42	2.6%
U.S. Treasury Notes	4.125%	05/31/32	2.3%
FHLMC, Ser 2024-5417, Cl JA	5.500%	08/25/44	2.2%
FHLMC, Ser 2024-5425, Cl A	5.500%	09/25/44	2.0%
U.S. Treasury Bonds	4.000%	11/15/42	1.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-877-71-FROST
Updated Prospectus Web Address	https://frostinv.com/
C000210587
Shareholder Report [Line Items]
Fund Name	Frost Total Return Bond Fund
Class Name	Investor Class Shares
Trading Symbol	FATRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investor Class Shares of the Frost Total Return Bond Fund (the "Fund") for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.
Additional Information Phone Number	1-877-71-FROST
Additional Information Website	https://frostinv.com/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Total Return Bond Fund, Investor Class Shares	$72	0.71%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

• The Bloomberg U.S. Aggregate Bond Index returned 3.38% over the year. The Frost Total Return Bond Fund (Investor Class Shares) returned 3.09% for the same period net of fees.

• Broadly, the Fund, before fees, outperformed relative to its benchmark from two of the four primary decisions the portfolio team utilizes – credit risk allocations and asset sector allocation.

• The Fund spent the year overweight in the credit sectors, and this represented approximately half of its outperformance on a gross fee basis as generally the riskier sectors like the high-yield space outperformed and the lower credit-risk sectors like U.S. Treasurys underperformed.

• The Fund saw the other half of its relative outperformance before fees due to sector allocations. The Fund spent the year overweight in most of the securitized sectors such as ABS, CMBS and CLOs. These sectors generally outperformed once adjusted for different interest rate profiles. The Fund was generally underweight in the U.S. government sectors, which broadly underperformed.

• The Fund maintained its effective duration, a measure of interest rate risk, between 5.2% and 5.7%, which represented a slight underweight to interest rate risk relative to the benchmark of 6.25%. This metric did not result in any meaningful attribution performance relative to the benchmark during the year.

• The Fund saw slight underperformance due to individual security selection across several sectors during the year.

• The Fund’s best sector aggregate returns during the year before fees were ABS at just over 7%, CMBS with a return of just over 6.5%, CLOs at 6.25% and RMBS at approximately 5.5%. The sector with the lowest aggregate total return gross of fees during the year was its U.S. Treasury sector with a return of just over 0.5%.

• The Fund’s average allocations during the year were 31% RMBS, 26% Treasurys, 18% Corporates, 8% ABS, 5% CLOs, and 5% CMBS.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Frost Total Return Bond Fund, Investor Class Shares - $13701	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $11790
Jul/15	$10000	$10000
Jul/16	$10376	$10594
Jul/17	$10726	$10539
Jul/18	$10871	$10455
Jul/19	$11397	$11299
Jul/20	$11447	$12443
Jul/21	$12201	$12356
Jul/22	$11768	$11229
Jul/23	$11979	$10851
Jul/24	$13290	$11405
Jul/25	$13701	$11790

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Frost Total Return Bond Fund, Investor Class Shares	3.09%	3.66%	3.20%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	3.38%	-1.07%	1.66%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 3,843,837,684
Holdings Count | Holding	363
Advisory Fees Paid, Amount	$ 12,774,656
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,843,837,684	363	$12,774,656	66%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Materials	0.0%
Consumer Staples	0.1%
Commercial Paper	0.4%
Communication Services	0.5%
Utilities	0.6%
Information Technology	0.6%
Municipal Bonds	1.2%
Common Stock	1.3%
Sovereign Debt	1.4%
Consumer Discretionary	1.6%
U.S. Government Agency Obligations	1.7%
Industrials	2.8%
Collateralized Loan Obligations	3.4%
Energy	3.7%
Financials	5.3%
Asset-Backed Securities	7.4%
U.S. Treasury Obligations	25.7%
Mortgage-Backed Securities	42.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bonds	4.625%	11/15/44	5.7%
U.S. Treasury Bonds	4.125%	08/15/44	4.7%
U.S. Treasury Notes	4.250%	05/15/35	3.2%
U.S. Treasury Notes	4.375%	01/31/32	2.6%
U.S. Treasury Bonds	4.750%	11/15/43	2.6%
U.S. Treasury Bonds	3.250%	05/15/42	2.6%
U.S. Treasury Notes	4.125%	05/31/32	2.3%
FHLMC, Ser 2024-5417, Cl JA	5.500%	08/25/44	2.2%
FHLMC, Ser 2024-5425, Cl A	5.500%	09/25/44	2.0%
U.S. Treasury Bonds	4.000%	11/15/42	1.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-877-71-FROST
Updated Prospectus Web Address	https://frostinv.com/
C000210585
Shareholder Report [Line Items]
Fund Name	Frost Total Return Bond Fund
Class Name	A Class Shares
Trading Symbol	FAJEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about A Class Shares of the Frost Total Return Bond Fund (the "Fund") for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.
Additional Information Phone Number	1-877-71-FROST
Additional Information Website	https://frostinv.com/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Total Return Bond Fund, A Class Shares	$82	0.81%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

• The Bloomberg U.S. Aggregate Bond Index returned 3.38% over the year. The Frost Total Return Bond Fund (A Class Shares) returned 2.90% net of fees for the same period.

• Broadly, the Fund — before fees — outperformed relative to the benchmark thanks to two strategies the portfolio team uses: credit risk and asset sector allocations.

• The Fund was overweight in the credit sectors for the year. This represented nearly half of its performance before fees. Riskier sectors like the high-yield space outperformed the lower credit-risk sectors like U.S. Treasurys.

• The Fund saw the other half of its relative outperformance before fees due to sector allocations. The Fund spent the year overweight in most of the securitized sectors like ABS, CMBS and CLOs. These sectors generally outperformed once adjusted for different interest rate profiles. The Fund was generally underweight in the U.S. government sectors, which broadly underperformed.

• The Fund maintained its effective duration, a measure of interest rate risk, between 5.2% and 5.7%, which represented a slight underweight to interest rate risk relative to the benchmark of 6.25%. This metric did not result in any meaningful attribution performance relative to the benchmark during the year.

• The Fund saw slight underperformance due to individual security selection across several sectors during the year.

• The Fund’s best sector aggregate returns before fees during the year were ABS at just over 7%, CMBS with a return of just over 6.5%, CLOs at 6.25% and RMBS at approximately 5.5%. The sector with the lowest aggregate total return gross of fees during the year was its U.S. Treasury sector with a return of just over 0.5%.

• The Fund’s average allocations during the year were 31% RMBS, 26% Treasurys, 18% Corporates, 8% ABS, 5% CLOs and 5% CMBS.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	A Class Shares, With Load* - $13236	A Class Shares, Without Load - $13575	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $11790
Jul/15	$9750	$10000	$10000
Jul/16	$10099	$10358	$10594
Jul/17	$10422	$10690	$10539
Jul/18	$10554	$10825	$10455
Jul/19	$11049	$11332	$11299
Jul/20	$11086	$11370	$12443
Jul/21	$11830	$12133	$12356
Jul/22	$11400	$11692	$11229
Jul/23	$11593	$11890	$10851
Jul/24	$12863	$13193	$11405
Jul/25	$13236	$13575	$11790

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Frost Total Return Bond Fund
A Class Shares, With Load*	0.36%	3.08%	2.84%
A Class Shares, Without Load	2.90%	3.61%	3.10%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	3.38%	-1.07%	1.66%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 3,843,837,684
Holdings Count | Holding	363
Advisory Fees Paid, Amount	$ 12,774,656
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,843,837,684	363	$12,774,656	66%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Materials	0.0%
Consumer Staples	0.1%
Commercial Paper	0.4%
Communication Services	0.5%
Utilities	0.6%
Information Technology	0.6%
Municipal Bonds	1.2%
Common Stock	1.3%
Sovereign Debt	1.4%
Consumer Discretionary	1.6%
U.S. Government Agency Obligations	1.7%
Industrials	2.8%
Collateralized Loan Obligations	3.4%
Energy	3.7%
Financials	5.3%
Asset-Backed Securities	7.4%
U.S. Treasury Obligations	25.7%
Mortgage-Backed Securities	42.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bonds	4.625%	11/15/44	5.7%
U.S. Treasury Bonds	4.125%	08/15/44	4.7%
U.S. Treasury Notes	4.250%	05/15/35	3.2%
U.S. Treasury Notes	4.375%	01/31/32	2.6%
U.S. Treasury Bonds	4.750%	11/15/43	2.6%
U.S. Treasury Bonds	3.250%	05/15/42	2.6%
U.S. Treasury Notes	4.125%	05/31/32	2.3%
FHLMC, Ser 2024-5417, Cl JA	5.500%	08/25/44	2.2%
FHLMC, Ser 2024-5425, Cl A	5.500%	09/25/44	2.0%
U.S. Treasury Bonds	4.000%	11/15/42	1.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-877-71-FROST
Updated Prospectus Web Address	https://frostinv.com/
C000210574
Shareholder Report [Line Items]
Fund Name	Frost Credit Fund
Class Name	Institutional Class Shares
Trading Symbol	FCFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the Frost Credit Fund (the "Fund") for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.
Additional Information Phone Number	1-877-71-FROST
Additional Information Website	https://frostinv.com/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Credit Fund, Institutional Class Shares	$68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

• The Fund’s hybrid benchmark (50% Bloomberg U.S. Credit Index/50% Bloomberg U.S. Corporate High Yield Index) returned 6.55% for the year.The Frost Credit Fund (the Institutional Class Shares) returned 5.60% after fees over the same period, underperforming the benchmark during the year. Before fees the Fund produced a gross return of 6.3%.

• The Fund saw positive performance attribution from its interest rate risk profile and asset sector relative to the benchmark and negative performance attribution from its credit-risk allocation and security selection decisions during the year.

• Regarding interest rate risk, the Fund maintained its effective duration during the year in a range of 3.4% to 4.1% and finished the year at approximately 3.6%. This is compared to the benchmark with an average effective duration of approximately 4.75% during the year. While the Fund spent the year on average underweight in interest rate risk, it obtained some positive performance attribution in the year relative to the benchmark as yields on the long end of the U.S. yield curve increased.

• The Fund was overweight during the year in the securitized sectors of ABS, CLOs and CMBS and these sectors outperformed. The Fund on average held a 21% CLO allocation, 18% allocation to ABS, and 2% CMBS allocation. Each of these sectors delivered returns over 7% before fees.

• The Fund saw negative performance during the year from being underweight to credit risk and from security selection. Regarding credit risk, the Fund was overweight in the investment grade sector and underweight in high yield. The high-yield sector outperformed during the year leading to the Fund obtaining some negative performance relative to the benchmark with this allocation.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Frost Credit Fund, Institutional Class Shares - $1607706	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $1179040	50/50 Bloomberg U.S. Credit & Bloomberg U.S. Corporate High Yield - $1500036
Jul/15	$1000000	$1000000	$1000000
Jul/16	$1027906	$1059350	$1066725
Jul/17	$1121234	$1053897	$1130831
Jul/18	$1165627	$1045465	$1141770
Jul/19	$1222483	$1129947	$1239407
Jul/20	$1244325	$1244311	$1338733
Jul/21	$1382650	$1235579	$1416924
Jul/22	$1298968	$1122940	$1274298
Jul/23	$1367929	$1085120	$1294122
Jul/24	$1522492	$1140472	$1407872
Jul/25	$1607706	$1179040	$1500036

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Frost Credit Fund, Institutional Class Shares	5.60%	5.26%	4.86%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	3.38%	-1.07%	1.66%
50/50 Bloomberg U.S. Credit & Bloomberg U.S. Corporate High Yield	6.55%	2.30%	4.14%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 504,062,150
Holdings Count | Holding	197
Advisory Fees Paid, Amount	$ 2,166,913
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$504,062,150	197	$2,166,913	24%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Materials	0.4%
Real Estate	1.4%
Utilities	1.6%
Consumer Staples	1.8%
Commercial Paper	1.8%
Communication Services	4.1%
Consumer Discretionary	5.2%
Financials	5.5%
Information Technology	6.8%
Industrials	8.5%
Mortgage-Backed Securities	9.5%
Energy	9.5%
Asset-Backed Securities	17.6%
Collateralized Loan Obligations	21.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
CIFC Funding, Ser 2025-4A, Cl C, TSFR3M + 1.850%	0.000%	10/24/38	2.0%
Sycamore Tree CLO, Ser 2025-6A, Cl A1, TSFR3M + 1.200%	5.526%	04/20/38	1.8%
AMMC CLO XXVI, Ser 2025-26A, Cl B1R, TSFR3M + 1.900%	6.218%	04/15/36	1.5%
Wise CLO, Ser 2025-3A, Cl B1, TSFR3M + 1.750%	6.074%	07/15/38	1.5%
AerCap Ireland Capital DAC, H15T5Y + 2.441%	6.500%	01/31/56	1.4%
Kyndryl Holdings	4.100%	10/15/41	1.4%
PBF Holding	9.875%	03/15/30	1.4%
Topaz Solar Farms	5.750%	09/30/39	1.2%
Huntington Ingalls Industries	5.749%	01/15/35	1.0%
Panoro Energy	10.250%	12/11/29	1.0%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-877-71-FROST
Updated Prospectus Web Address	https://frostinv.com/
C000210575
Shareholder Report [Line Items]
Fund Name	Frost Credit Fund
Class Name	Investor Class Shares
Trading Symbol	FCFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investor Class Shares of the Frost Credit Fund (the "Fund") for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.
Additional Information Phone Number	1-877-71-FROST
Additional Information Website	https://frostinv.com/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Credit Fund, Investor Class Shares	$93	0.91%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

• The Fund’s hybrid benchmark (50% Bloomberg U.S. Credit Index/50% Bloomberg U.S. Corporate High Yield Index) returned 6.55% for the year. The Frost Credit Fund (Investor Class Shares) returned 5.35% net of fees over the same period.

• The Fund saw positive performance attribution from its interest rate risk profile and asset sector relative to the benchmark and negative performance attribution from its credit-risk allocation and security selection decisions during the year.

• Regarding interest rate risk, the Fund maintained its effective duration during the year in a range of 3.4% to 4.1% and finished the year at approximately 3.6%. This is compared to the benchmark with an average effective duration of approximately 4.75% during the year. While the Fund spent the year on average underweight in interest rate risk, it obtained some positive performance attribution in the year relative to the benchmark as yields on the long end of the U.S. yield curve increased.

• The Fund was overweight during the year in the securitized sectors of ABS, CLOs and CMBS and these sectors outperformed. The Fund on average held a 21% CLO allocation, 18% allocation to ABS, and 2% CMBS allocation. Each of these sectors delivered returns over 7% before fees.

• The Fund saw negative performance during the year from being underweight to credit-risk and from security selection. Regarding credit-risk, the Fund was overweight in the investment grade sector and underweight in high yield. The high-yield sector outperformed during the year leading to the Fund obtaining some negative performance relative to the benchmark with this allocation.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Frost Credit Fund, Investor Class Shares - $15679	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $11790	50/50 Bloomberg U.S. Credit & Bloomberg U.S. Corporate High Yield - $15000
Jul/15	$10000	$10000	$10000
Jul/16	$10254	$10594	$10667
Jul/17	$11159	$10539	$11308
Jul/18	$11572	$10455	$11418
Jul/19	$12107	$11299	$12394
Jul/20	$12292	$12443	$13387
Jul/21	$13613	$12356	$14169
Jul/22	$12770	$11229	$12743
Jul/23	$13401	$10851	$12941
Jul/24	$14882	$11405	$14079
Jul/25	$15679	$11790	$15000

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Frost Credit Fund, Investor Class Shares	5.35%	4.99%	4.60%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	3.38%	-1.07%	1.66%
50/50 Bloomberg U.S. Credit & Bloomberg U.S. Corporate High Yield	6.55%	2.30%	4.14%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 504,062,150
Holdings Count | Holding	197
Advisory Fees Paid, Amount	$ 2,166,913
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$504,062,150	197	$2,166,913	24%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Materials	0.4%
Real Estate	1.4%
Utilities	1.6%
Consumer Staples	1.8%
Commercial Paper	1.8%
Communication Services	4.1%
Consumer Discretionary	5.2%
Financials	5.5%
Information Technology	6.8%
Industrials	8.5%
Mortgage-Backed Securities	9.5%
Energy	9.5%
Asset-Backed Securities	17.6%
Collateralized Loan Obligations	21.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
CIFC Funding, Ser 2025-4A, Cl C, TSFR3M + 1.850%	0.000%	10/24/38	2.0%
Sycamore Tree CLO, Ser 2025-6A, Cl A1, TSFR3M + 1.200%	5.526%	04/20/38	1.8%
AMMC CLO XXVI, Ser 2025-26A, Cl B1R, TSFR3M + 1.900%	6.218%	04/15/36	1.5%
Wise CLO, Ser 2025-3A, Cl B1, TSFR3M + 1.750%	6.074%	07/15/38	1.5%
AerCap Ireland Capital DAC, H15T5Y + 2.441%	6.500%	01/31/56	1.4%
Kyndryl Holdings	4.100%	10/15/41	1.4%
PBF Holding	9.875%	03/15/30	1.4%
Topaz Solar Farms	5.750%	09/30/39	1.2%
Huntington Ingalls Industries	5.749%	01/15/35	1.0%
Panoro Energy	10.250%	12/11/29	1.0%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-877-71-FROST
Updated Prospectus Web Address	https://frostinv.com/
C000210576
Shareholder Report [Line Items]
Fund Name	Frost Credit Fund
Class Name	A Class Shares
Trading Symbol	FCFBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about A Class Shares of the Frost Credit Fund (the "Fund") for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.
Additional Information Phone Number	1-877-71-FROST
Additional Information Website	https://frostinv.com/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Credit Fund, A Class Shares	$93	0.91%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

• The Fund’s hybrid benchmark (50% Bloomberg Barclays U.S. Credit Index/50% Bloomberg U.S. Corporate High Yield Index) returned 6.55% for the year. The Frost Credit Fund (A Class Shares) returned 5.35% net of fees over the same period.

• The Fund saw positive performance attribution from its interest rate risk profile and asset sector relative to the benchmark and negative performance attribution from its credit-risk allocation and security selection decisions during the year.

• Regarding interest rate risk, the Fund maintained its effective duration during the year in a range of 3.4% to 4.1% and finished the year at approximately 3.6%. This is compared to the benchmark with an average effective duration of approximately 4.75% during the year. While the Fund spent the year on average underweight in interest rate risk, it obtained some positive performance attribution in the year relative to the benchmark as yields on the long-end of the U.S yield. curve increased.

• The Fund was overweight during the year in the securitized sectors of ABS, CLOs and CMBS and these sectors outperformed. The Fund on average held a 21% CLO allocation, 18% allocation to ABS, and 2% CMBS allocation. Each of these sectors delivered returns gross of fees over 7%.

• The Fund saw negative performance during the year from being underweight to credit risk and from security selection. Regarding credit risk, the Fund was overweight in the investment grade sector and underweight in high yield. The high-yield sector outperformed during the year leading to the Fund obtaining some negative performance relative to the benchmark with this allocation.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	A Class Shares, With Load* - $15187	A Class Shares, Without Load - $15577	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $11790	50/50 Bloomberg U.S. Credit & Bloomberg U.S. Corporate High Yield - $15000
Jul/15	$9750	$10000	$10000	$10000
Jul/16	$9980	$10236	$10594	$10667
Jul/17	$10845	$11123	$10539	$11308
Jul/18	$11222	$11509	$10455	$11418
Jul/19	$11738	$12039	$11299	$12394
Jul/20	$11906	$12212	$12443	$13387
Jul/21	$13200	$13539	$12356	$14169
Jul/22	$12369	$12686	$11229	$12743
Jul/23	$12995	$13328	$10851	$12941
Jul/24	$14416	$14786	$11405	$14079
Jul/25	$15187	$15577	$11790	$15000

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Frost Credit Fund
A Class Shares, With Load*	2.73%	4.46%	4.26%
A Class Shares, Without Load	5.35%	4.99%	4.53%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	3.38%	-1.07%	1.66%
50/50 Bloomberg U.S. Credit & Bloomberg U.S. Corporate High Yield	6.55%	2.30%	4.14%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 504,062,150
Holdings Count | Holding	197
Advisory Fees Paid, Amount	$ 2,166,913
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$504,062,150	197	$2,166,913	24%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Materials	0.4%
Real Estate	1.4%
Utilities	1.6%
Consumer Staples	1.8%
Commercial Paper	1.8%
Communication Services	4.1%
Consumer Discretionary	5.2%
Financials	5.5%
Information Technology	6.8%
Industrials	8.5%
Mortgage-Backed Securities	9.5%
Energy	9.5%
Asset-Backed Securities	17.6%
Collateralized Loan Obligations	21.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
CIFC Funding, Ser 2025-4A, Cl C, TSFR3M + 1.850%	0.000%	10/24/38	2.0%
Sycamore Tree CLO, Ser 2025-6A, Cl A1, TSFR3M + 1.200%	5.526%	04/20/38	1.8%
AMMC CLO XXVI, Ser 2025-26A, Cl B1R, TSFR3M + 1.900%	6.218%	04/15/36	1.5%
Wise CLO, Ser 2025-3A, Cl B1, TSFR3M + 1.750%	6.074%	07/15/38	1.5%
AerCap Ireland Capital DAC, H15T5Y + 2.441%	6.500%	01/31/56	1.4%
Kyndryl Holdings	4.100%	10/15/41	1.4%
PBF Holding	9.875%	03/15/30	1.4%
Topaz Solar Farms	5.750%	09/30/39	1.2%
Huntington Ingalls Industries	5.749%	01/15/35	1.0%
Panoro Energy	10.250%	12/11/29	1.0%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-877-71-FROST
Updated Prospectus Web Address	https://frostinv.com/
C000210579
Shareholder Report [Line Items]
Fund Name	Frost Low Duration Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	FILDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the Frost Low Duration Bond Fund (the "Fund") for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.
Additional Information Phone Number	1-877-71-FROST
Additional Information Website	https://frostinv.com/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Low Duration Bond Fund, Institutional Class Shares	$45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

• The Bloomberg U.S. Government Credit One to Five Year Bond Index returned 4.74% during the year that ended July 31, 2025. The Frost Low Duration Bond Fund (Institutional Class Shares) returned 4.90% after fees over the same period, representing slight outperformance. The Fund returned 5.34% before fees.

• The Fund maintained an underweight allocation to interest rate risk during the first seven months of the year and then a slight overweight allocation during the remaining five months. The Fund’s effective duration during the year ranged from 2.35% to 2.75% and finished the year at 2.69%.

• Short-term interest rates, while volatile, finished the year lower than where they began the year as the Federal Reserve lowered money market rates in the fourth quarter of 2024 and yields across the two- to five-year U.S. Treasury yield curve declined.

• In turn, the Fund saw little relative performance attribution (neither positive nor negative) from its interest rate profile compared to its benchmark.

• Broadly, the Fund outperformed before fees from asset sector allocation decisions and individual security selection.

• Regarding sector allocations, the Fund was overweight in the ABS sector and underweight in the U.S. Treasury sector throughout the year resulting in the majority of the Fund’s positive outperformance relative to the benchmark.

• The Fund’s average ABS allocation during the year was 31% and the sector delivered a total return of approximately 7% before fees.

• The Fund’s average U.S. Treasury allocation was 42% (compared to 68% for the benchmark) and the sector delivered the lowest return before fees at approximately 4.25%.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Frost Low Duration Bond Fund, Institutional Class Shares - $1229594	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $1179040	Bloomberg 1-5 Year U.S. Government/Credit Index (USD) - $1206217
Jul/15	$1000000	$1000000	$1000000
Jul/16	$1014277	$1059350	$1025359
Jul/17	$1029302	$1053897	$1029234
Jul/18	$1037505	$1045465	$1023663
Jul/19	$1074031	$1129947	$1077125
Jul/20	$1115512	$1244311	$1140743
Jul/21	$1135779	$1235579	$1145597
Jul/22	$1084741	$1122940	$1092397
Jul/23	$1096091	$1085120	$1088245
Jul/24	$1172126	$1140472	$1151675
Jul/25	$1229594	$1179040	$1206217

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Frost Low Duration Bond Fund, Institutional Class Shares	4.90%	1.97%	2.09%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	3.38%	-1.07%	1.66%
Bloomberg 1-5 Year U.S. Government/Credit Index (USD)	4.74%	1.12%	1.89%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 266,063,819
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 814,427
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$266,063,819	53	$814,427	46%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Commercial Paper	0.3%
Mortgage-Backed Securities	0.4%
Real Estate	1.1%
Consumer Discretionary	1.5%
Industrials	1.9%
Communication Services	2.2%
Financials	3.5%
U.S. Government Agency Obligation	3.8%
Energy	4.0%
Information Technology	7.3%
Asset-Backed Securities	28.9%
U.S. Treasury Obligations	43.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	4.000%	02/28/30	18.8%
U.S. Treasury Notes	4.000%	01/31/29	17.0%
U.S. Treasury Notes	4.375%	11/30/28	7.6%
FHLB	5.050%	10/24/31	3.8%
Verizon Master Trust, Ser 2023-4, Cl C	5.650%	06/20/29	3.7%
Kyndryl Holdings	2.050%	10/15/26	2.9%
Crowdstrike Holdings	3.000%	02/15/29	2.6%
News	3.875%	05/15/29	2.2%
Equities	7.500%	06/01/27	2.1%
MasTec	6.625%	08/15/29	1.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-877-71-FROST
Updated Prospectus Web Address	https://frostinv.com/
C000210580
Shareholder Report [Line Items]
Fund Name	Frost Low Duration Bond Fund
Class Name	Investor Class Shares
Trading Symbol	FADLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investor Class Shares of the Frost Low Duration Bond Fund (the "Fund") for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://frostinv.com/. You can also request this information by contacting us at 1-877-71-FROST.
Additional Information Phone Number	1-877-71-FROST
Additional Information Website	https://frostinv.com/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frost Low Duration Bond Fund, Investor Class Shares	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

• The Bloomberg U.S. Government Credit One to Five Year Bond Index returned 4.74% during the year that ended July 31, 2025. The Frost Low Duration Bond Fund (Investor Class Shares) returned 4.64% net of fees for the same period.

• The Fund maintained an underweight allocation to interest rate risk during the first seven months of the year and then a slight overweight allocation during the remaining five months of the year. The Fund’s effective duration during the year ranged from 2.35% to 2.75% and finished the year at 2.69%.

• Short-term interest rates, while volatile, finished the year lower than where they began the year as the Federal Reserve lowered money market rates in the fourth quarter of 2024 and yields across the two- to five-year U.S. Treasury yield curve declined.

• In turn, the Fund saw little relative performance attribution (neither positive nor negative) from its interest rate profile compared to its benchmark.

• Broadly, the Fund, before fees, outperformed from asset sector allocation decisions and individual security selection.

• Regarding sector allocations, the Fund was overweight in the ABS sector and underweight in the U.S. Treasury sector throughout the year resulting in the majority of the Fund’s positive outperformance relative to the benchmark.

• The Fund’s average ABS allocation during the year was 31% and the sector delivered a total return of approximately 7% before fees.

• The Fund’s average U.S. Treasury allocation was 42% (compared to 68% for the benchmark) and the sector delivered the lowest return before fees at approximately 4.25%.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Frost Low Duration Bond Fund, Investor Class Shares - $12001	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $11790	Bloomberg 1-5 Year U.S. Government/Credit Index (USD) - $12062
Jul/15	$10000	$10000	$10000
Jul/16	$10118	$10594	$10254
Jul/17	$10243	$10539	$10292
Jul/18	$10299	$10455	$10237
Jul/19	$10635	$11299	$10771
Jul/20	$11028	$12443	$11407
Jul/21	$11201	$12356	$11456
Jul/22	$10660	$11229	$10924
Jul/23	$10756	$10851	$10882
Jul/24	$11470	$11405	$11517
Jul/25	$12001	$11790	$12062

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Frost Low Duration Bond Fund, Investor Class Shares	4.64%	1.71%	1.84%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	3.38%	-1.07%	1.66%
Bloomberg 1-5 Year U.S. Government/Credit Index (USD)	4.74%	1.12%	1.89%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 266,063,819
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 814,427
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$266,063,819	53	$814,427	46%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Commercial Paper	0.3%
Mortgage-Backed Securities	0.4%
Real Estate	1.1%
Consumer Discretionary	1.5%
Industrials	1.9%
Communication Services	2.2%
Financials	3.5%
U.S. Government Agency Obligation	3.8%
Energy	4.0%
Information Technology	7.3%
Asset-Backed Securities	28.9%
U.S. Treasury Obligations	43.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	4.000%	02/28/30	18.8%
U.S. Treasury Notes	4.000%	01/31/29	17.0%
U.S. Treasury Notes	4.375%	11/30/28	7.6%
FHLB	5.050%	10/24/31	3.8%
Verizon Master Trust, Ser 2023-4, Cl C	5.650%	06/20/29	3.7%
Kyndryl Holdings	2.050%	10/15/26	2.9%
Crowdstrike Holdings	3.000%	02/15/29	2.6%
News	3.875%	05/15/29	2.2%
Equities	7.500%	06/01/27	2.1%
MasTec	6.625%	08/15/29	1.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-877-71-FROST
Updated Prospectus Web Address	https://frostinv.com/